Net Income (Loss) Per Share - Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net Loss Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share	152,500	904,489	21,831,082
RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share	50,000	15,001
Non-Vested Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share			60,951,591
Series A-1 and Series A-2 Convertible Redeemable Participating Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share			32,176,676
Series A-3 Convertible Redeemable Participating Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share			18,990,997
Series B Convertible Redeemable Participating Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share			67,182,243
Series C Convertible Redeemable Participating Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share			34,540,898
Series D Convertible Redeemable Participating Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share			28,348,231